Pensions and post retirement benefits - Balance sheet reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
At beginning of the year	£ (376)
Current service cost	(265)	£ (243)	£ (255)
Interest costs or income on scheme liabilities or assets	12	32	(41)
Past service cost	3	0	432
At end of the year	654	(376)
Net (deficit)/surplus				£ 654	£ (376)
Retirement benefit assets				966	14
Retirement benefit liabilities				(312)	(390)
Net retirement benefit (liabilities)/assets	654	(376)		654	(376)
United Kingdom Retirement Fund (UKRF) [member]
Disclosure of net defined benefit liability (asset) [line items]
At beginning of the year	(27)
Benefits paid	(4,927)	(1,800)
At end of the year	952	(27)
Net (deficit)/surplus				952	(27)
Retirement benefit assets				952	0
Retirement benefit liabilities				0	(27)
Net retirement benefit (liabilities)/assets	952	(27)		952	(27)
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
At beginning of the year	(33,033)	(28,279)
Current service cost	(265)	(243)
Interest costs or income on scheme liabilities or assets	(843)	(1,016)
Past service cost	3	0
Remeasurement (loss)/gain - financial	(387)	(7,214)
Remeasurement gain/(loss) - demographic	(228)	413
Remeasurement gain - experience	(612)	525
Employee contributions	(5)	(4)
Benefits paid	(4,970)	(1,852)
Exchange and other movements	132	933
At end of the year	(30,268)	(33,033)	(28,279)
Net retirement benefit (liabilities)/assets	(33,033)	(28,279)	(28,279)	(30,268)	(33,033)
Defined benefit obligations [member] | United Kingdom Retirement Fund (UKRF) [member]
Disclosure of net defined benefit liability (asset) [line items]
At beginning of the year	31,847	(26,027)
Current service cost	(245)	(220)
Interest costs or income on scheme liabilities or assets	(810)	(980)
Past service cost	0	0
Remeasurement (loss)/gain - financial	(330)	(7,170)
Remeasurement gain/(loss) - demographic	(240)	390
Remeasurement gain - experience	(614)	490
Employee contributions	(1)	(1)
Benefits paid	(4,927)	(1,800)
Exchange and other movements	0	(129)
At end of the year	(29,160)	31,847	(26,027)
Net retirement benefit (liabilities)/assets	31,847	31,847	(26,027)	(29,160)	31,847
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
At beginning of the year	(32,657)	(28,752)
Interest costs or income on scheme liabilities or assets	(855)	(1,048)
Remeasurement - return on scheme assets greater/(less) than discount rate	1,333	5,009
Employer contribution	1,152	720
Employee contributions	(5)	(4)
Benefits paid	(4,970)	(1,852)
Exchange and other movements	(110)	(1,024)
At end of the year	(30,922)	(32,657)	(28,752)
Net retirement benefit (liabilities)/assets	(32,657)	(32,657)	(28,752)	(30,922)	(32,657)
Fair value of plan assets [member] | United Kingdom Retirement Fund (UKRF) [member]
Disclosure of net defined benefit liability (asset) [line items]
At beginning of the year	(31,820)	(26,829)
Interest costs or income on scheme liabilities or assets	(831)	(1,023)
Remeasurement - return on scheme assets greater/(less) than discount rate	1,263	5,002
Employer contribution	1,124	634
Employee contributions	(1)	(1)
Benefits paid	(4,927)	(1,800)
Exchange and other movements	0	131
At end of the year	(30,112)	(31,820)	(26,829)
Net retirement benefit (liabilities)/assets	£ (31,820)	£ (31,820)	£ (26,829)	£ (30,112)	£ (31,820)